Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Subsequent Event [Line Items]
Cash dividend		$ 21,618	$ 32,700
Subsequent events
Subsequent Event [Line Items]
Dividends declared (dollars per share)	$ 0.38
Dividends paid (dollars per share)	$ 0.38
Cash dividend	$ 15,900